Investment and Fair Value Measurement	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
INVESTMENT AND FAIR VALUE MEASUREMENT

5. INVESTMENT AND FAIR VALUE MEASUREMENT

Assets Measured at Fair Value on a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2021 and December 31, 2020:

June 30, 2021 (Unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,781	$636,156	$-	$702,937
Total assets at fair value	$66,781	$636,156	$-	$702,937

December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233

The following is a reconciliation of Level 3 assets measured and recorded at fair value on a recurring basis for the six months ended June 30, 2021 and 2020:

Warrants
Balance at January 1, 2021	$4,289
Change in unrealized depreciation	(4,289)
Balance at June 30, 2021 (Unaudited)	$-
Net change in unrealized depreciation relating to investments still held at June 30, 2021	-

Warrants
Balance at January 1, 2020	$203,320
Change in unrealized appreciation	(101,233)
Balance at June 30, 2020 (Unaudited)	$102,087
Net change in unrealized appreciation relating to investments still held at June 30, 2020	(101,233)

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of investment as of December 31, 2020, which utilized significant unobservable internally-developed inputs:

December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%

Non-marketable investments

The Group’s non-marketable investments are investments in privately held companies without readily determinable fair values. The carrying value of the non-marketable investments are adjusted based on price changes from observable transactions of identical or similar securities of the same issuer (referred to as the measurement alternative) or for impairment. Any changes in carrying value are recorded within other income (loss), net in the condensed consolidated statements of operations.

The following is a summary of unrealized gains and losses recorded in other income (loss), net, and included as adjustments to the carrying value of non-marketable investments held as of June 30, 2021 and 2020 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Upward adjustments	$-	$1,635,939
Total unrealized gain for non-marketable investments	$-	$1,635,939

The Group did not record any realized gains or losses for the non-marketable investments measured at fair value on a non-recurring basis during the six months ended June 30, 2021and 2020.

The following table summarizes the total carrying value of the non-marketable investments held as of June 30, 2021 and December 31, 2020 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the investments:

	June 30, 2021	December 31, 2020
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	-	-
Total carrying value at the end of the year	$4,079,707	$4,079,707

The Group did not transfer any non-marketable investments into marketable securities during the six months ended June 30, 2021 and 2020.